Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “
compensation actually
paid” to our Principal Executive Officer (“PEO”) and, on an average basis, our other NEOs (in each case, as determined under Item 402(v) of Regulation
S-K),
our total shareholder return (“TSR”), the TSR of the S&P 500
Industrials
Index over the same period (which is the “Peer Group” in the Pay versus Performance Table below), our net income, and our adjusted earnings.
For purposes of the Pay Versus Performance Table, Richard Tobin is the only principal executive officer represented. For fiscal 2022 and 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table. For fiscal 2020, Messrs. Cerepak and Juneja, and Malinas and Ms. Cabrera are the other na med exec
utive officers reflected in the Pay versus Performance Table.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of $100 Investment based on:		Net Income ($)	Adjusted Earnings ($)(2)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	14,143,252	(13,748,922)	2,364,424	(619,414)	123	127	1,065	1,213
2021	14,085,860	56,156,068	2,449,002	6,425,459	163	135	1,124	1,109
2020	11,982,338	9,059,384	2,443,822	2,590,438	112	111	683	824

(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	2020		2021		2022
	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,698,666)	(1,019,375)	(9,388,609)	(1,092,135)	(10,414,752)	(1,274,395)
Increase in fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	9,339,279	1,094,445	20,394,184	2,372,348	7,113,700	870,461
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	4,438,218	418,328	20,486,457	2,192,026	(13,168,694)	(1,541,476)
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	(8,001,785)	(137,024)	10,578,176	417,286	(11,422,428)	(1,164,392)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(324,462)	—	(45,668)	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	—	114,705	—	132,600	—	125,964
Total adjustments	(2,922,954)	146,616	42,070,208	3,976,457	(27,892,174)	(2,983,839)

(2)	Definitions and reconciliations of non-GAAP measures are included at the end of this proxy statement.

Company Selected Measure Name	AdjustedEarnings
Named Executive Officers, Footnote [Text Block]	For purposes of the Pay Versus Performance Table, Richard Tobin is the only principal executive officer represented. For fiscal 2022 and 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table. For fiscal 2020, Messrs. Cerepak and Juneja, and Malinas and Ms. Cabrera are the other na med exec
	utive officers reflected in the Pay versus Performance Table.
PEO Total Compensation Amount	$ 14,143,252	$ 14,085,860	$ 11,982,338
PEO Actually Paid Compensation Amount	$ (13,748,922)	56,156,068	9,059,384
Adjustment To PEO Compensation, Footnote [Text Block]	The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	2020		2021		2022
	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,698,666)	(1,019,375)	(9,388,609)	(1,092,135)	(10,414,752)	(1,274,395)
Increase in fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	9,339,279	1,094,445	20,394,184	2,372,348	7,113,700	870,461
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	4,438,218	418,328	20,486,457	2,192,026	(13,168,694)	(1,541,476)
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	(8,001,785)	(137,024)	10,578,176	417,286	(11,422,428)	(1,164,392)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(324,462)	—	(45,668)	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	—	114,705	—	132,600	—	125,964
Total adjustments	(2,922,954)	146,616	42,070,208	3,976,457	(27,892,174)	(2,983,839)

Non-PEO NEO Average Total Compensation Amount	$ 2,364,424	2,449,002	2,443,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ (619,414)	6,425,459	2,590,438
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	2020		2021		2022
	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)	PEO ($)	Avg. Other NEOs ($)
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,698,666)	(1,019,375)	(9,388,609)	(1,092,135)	(10,414,752)	(1,274,395)
Increase in fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	9,339,279	1,094,445	20,394,184	2,372,348	7,113,700	870,461
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	4,438,218	418,328	20,486,457	2,192,026	(13,168,694)	(1,541,476)
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	(8,001,785)	(137,024)	10,578,176	417,286	(11,422,428)	(1,164,392)
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(324,462)	—	(45,668)	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	—	114,705	—	132,600	—	125,964
Total adjustments	(2,922,954)	146,616	42,070,208	3,976,457	(27,892,174)	(2,983,839)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
2022 Most Important Performance Measure
In addition to TSR, which is already included in the PVP table, we believe the following mea
sure is the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance.

Adjusted Earnings

Total Shareholder Return Amount	$ 123	163	112
Peer Group Total Shareholder Return Amount	127	135	111
Net Income (Loss)	$ 1,065	$ 1,124	$ 683
Company Selected Measure Amount	1,213	1,109	824
PEO Name	Richard Tobin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings
Non-GAAP Measure Description [Text Block]	Definitions and reconciliations of non-GAAP measures are included at the end of this proxy statement.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (27,892,174)	$ 42,070,208	$ (2,922,954)
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,168,694)	20,486,457	4,438,218
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,422,428)	10,578,176	(8,001,785)
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,414,752)	(9,388,609)	(8,698,666)
PEO [Member] | Increase in Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,113,700	20,394,184	9,339,279
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,983,839)	3,976,457	146,616
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	125,964	132,600	114,705
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,541,476)	2,192,026	418,328
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,164,392)	417,286	(137,024)
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,274,395)	(1,092,135)	(1,019,375)
Non-PEO NEO [Member] | Increase in Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 870,461	2,372,348	1,094,445
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (45,668)	$ (324,462)